Inventories (Q3) (Tables)	9 Months Ended
Jun. 30, 2020
Inventories [Abstract]
Inventories
Inventories consisted of the following at:

($ in thousands)	June 30, 2020	September 30, 2019
New vessels	$135,229	$234,312
Pre-owned vessels	26,956	33,729
Work in process, parts and accessories	9,115	9,297
	$171,300	$277,338